Financial Instruments - Assets and liabilities exposed to foreign currency, translated to Reais, and/or exposed to floating interest rates (Detail) R$ in Thousands, $ in Thousands		Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)
Liabilities in foreign currency
Net liability position – total		R$ 202,347	$ 36,774
Market risk - exchange rate [member]
Assets in foreign currency
Cash, cash equivalents, and financial investments		4,041,383		R$ 3,428,520
Trade receivables, net of allowance for expected credit losses		136,800		27,393
Other assets in foreign currency		35,366		21,028
Assets in foreign currency		4,213,549		3,476,941
Liabilities in foreign currency
Loans, financing and debentures	[1]	(9,953,946)		(6,681,657)
Loans – FINEP		0		0
Foreign suppliers	[2]	(1,882,109)		(842,319)
Other liabilities in foreign currency		(3,049)		(41,298)
Liabilities in foreign currency		(11,839,104)		(7,565,274)
Derivative instruments		7,827,902		3,470,855
Net liability position – total		202,347		(617,478)
Net liability position - effect on statement of income		318,867		0
Net liability position - effect on equity		(116,520)		(617,478)
Market risk - interest rate [member]
Assets in foreign currency
Cash, cash equivalents, and financial investments		3,149,064		3,558,131
Trade receivables, net of allowance for expected credit losses		0		0
Other assets in foreign currency		0		0
Assets in foreign currency		3,149,064		3,558,131
Liabilities in foreign currency
Loans, financing and debentures	[1]	(5,210,374)		(3,515,010)
Loans – FINEP		(27,249)		(679)
Foreign suppliers	[2]	0		0
Other liabilities in foreign currency		0		0
Liabilities in foreign currency		(5,237,623)		(3,515,689)
Derivative instruments		(11,211,803)		(6,380,131)
Net liability position – total		(13,300,362)		(6,337,689)
Net liability position - effect on statement of income		0		0
Net liability position - effect on equity		R$ (13,300,362)		R$ (6,337,689)

[1]	Gross transaction costs of R$ 24,546 (R$ 7,807 as of December 31, 2024 and R$ 10,116 as of December 31, 2023), discount on notes in the foreign market of R$ 3,355 (R$ 5,246 as of December 31, 2024 and R$ 8,107 as of December 31, 2023), and amortization of fair value adjustment of R$ 78,431.
[2]	Net balance of imports in progress in the amount of R$ 172,030 as of December 31, 2025 and R$ 93,821 as of December 31,2024.